SUPPLEMENT

DATED SEPTEMBER 14, 2009

TO THE

CLASS A, CLASS B, CLASS C SHARES PROSPECTUS

CLASS I SHARES PROSPECTUS

CLASS R3, R4, R5 AND CLASS Y SHARES PROSPECTUS
EACH DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS
(COLLECTIVELY, THE “PROSPECTUSES”)

The Hartford Income Allocation Fund and The Hartford Total Return Bond Fund

At a Special Meeting of Shareholders held on September 9, 2009, the shareholders of The Hartford Income Allocation Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into The Hartford Total Return Bond Fund (the “Acquiring Fund”). The Reorganization Agreement contemplates: (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock of the Acquiring Fund corresponding to the class of outstanding shares of common stock of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Shareholders of the Acquired Fund will receive shares of the Acquiring Fund having an aggregate net asset value equivalent to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about October 2, 2009. Following the Reorganization, the Acquired Fund will no longer exist.

Accordingly, effective October 5, 2009, the Prospectuses are revised as follows:

(i)	Under the headings “The Hartford Income Allocation Fund” and “The Hartford Total Return Bond Fund” in the Prospectuses, the sections entitled “Proposed Reorganizations” are deleted in their entirety.

(ii)	All references and disclosures in the Prospectuses concerning The Hartford Income Allocation Fund (i.e., the Acquired Fund) are deleted in their entirety.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated September 14, 2009

to the

Combined Statement of Additional Information (“SAI”)

For The Hartford Mutual Funds

Dated March 1, 2009

The Hartford Income Allocation Fund and The Hartford Total Return Bond Fund

At a Special Meeting of Shareholders held on September 9, 2009, the shareholders of The Hartford Income Allocation Fund (the “Acquired Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the Acquired Fund with and into The Hartford Total Return Bond Fund (the “Acquiring Fund”). The Reorganization Agreement contemplates: (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock of the Acquiring Fund corresponding to the class of outstanding shares of common stock of the Acquired Fund; (2) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (3) the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund. Shareholders of the Acquired Fund will receive shares of the Acquiring Fund having an aggregate net asset value equivalent to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about October 2, 2009. Following the Reorganization, the Acquired Fund will no longer exist.

Accordingly, effective October 5, 2009, all references and disclosures in the SAI concerning The Hartford Income Allocation Fund (i.e., the Acquired Fund) are deleted in their entirety.

This Supplement should be retained with your SAI for future reference.